Financial assets - Disclosure of Financial Assets (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Loans
Non-current loans and receivables	₨ 356	$ 4	₨ 164
Others
Other non-current financial assets	1,901	23	3,254
Loans
Current loans and receivables	54	1	623
Others
Other current financial assets	4,094	50	2,178
Financial assets at fair value through profit or loss, category
Investments
Non-current financial assets at fair value through profit or loss	466	6
Investments
Current financial assets at fair value through profit or loss	460	6
Financial assets at fair value through profit or loss, category | Investment funds
Investments
Current financial assets at fair value through profit or loss	460	6
Financial assets measured at amortised cost
Loans
Non-current loans and receivables	356	4	164
Others
Other non-current financial assets	1,901	23	3,254
Loans
Current loans and receivables	54	1	623
Others
Other current financial assets	4,094	50	2,178
Financial assets measured at amortised cost | Security Deposits
Loans
Non-current loans and receivables	301	4	164
Financial assets measured at amortised cost | Deferred Consideration Receivable
Others
Other non-current financial assets	898	11	1,936
Others
Other current financial assets	1,511	18	610
Financial assets measured at amortised cost | Bank Deposits
Others
Other non-current financial assets	1,003	12	1,318
Financial assets measured at amortised cost | Loans To Related Parties
Loans
Non-current loans and receivables	55	1
Financial assets measured at amortised cost | Loans and Advances to Third Party
Loans
Current loans and receivables			556
Financial assets measured at amortised cost | Security deposits
Loans
Current loans and receivables	54	1	67
Financial assets measured at amortised cost | Advances Recoverable
Others
Other current financial assets	700	9	153
Financial assets measured at amortised cost | Government Grant Receivable Generation Based Incentive Receivable
Others
Other current financial assets	353	4	783
Financial assets measured at amortised cost | Interest Accrued On Fixed Deposits
Others
Other current financial assets	555	7	444
Financial assets measured at amortised cost | Interest Accrued On Loan to Third Party
Others
Other current financial assets			40
Financial assets measured at amortised cost | Others
Others
Other current financial assets	975	12	₨ 148
EIP Deep Decarbonization Frontier Fund I LP | Financial assets at fair value through profit or loss, category
Investments
Non-current financial assets at fair value through profit or loss	200	2
Energy Impact Fund SCSp | Financial assets at fair value through profit or loss, category
Investments
Non-current financial assets at fair value through profit or loss	₨ 266	$ 3